PAINEWEBBER
CASHFUND, INC.

                                     A MONEY MARKET FUND
                                     DESIGNED TO PROVIDE
                                     INVESTORS WITH CURRENT
                                     INCOME, STABILITY OF PRINCIPAL
                                     AND HIGH LIQUIDITY




               [ART WORK]




SEMI-ANNUAL REPORT
SEPTEMBER 30, 1995

                                     A MEMBER OF THE PAINEWEBBER FAMILY OF FUNDS

Dear Shareholder,

During the six months ended September 30, 1995, the U.S. economy suffered lackluster growth before picking up its pace in the third quarter of 1995. Inflation, already low, subsided even further by the end of the period. The housing sector finally responded to historically attractive mortgage rates with robust activity in 1995's third quarter, after a dismal second quarter.

On July 6, 1995, the Federal Reserve Board cut the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing, by 0.25%. This decrease, the first in nearly three years, signaled that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy from restrictive toward neutral.

In addition to concerns over the strength of the recovery, economic news centered on debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve is winning its war against inflation is widespread.

The bond market continued the rally that began in mid-November 1994. The U.S. stock market has also continued to rally during 1995, pushing the Dow Jones Industrial Average and S&P 500 Index to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to recover in August 1995. We expect the current slow-growth, low inflation environment to persist throughout the last quarter of 1995.

PORTFOLIO REVIEW

PaineWebber Cashfund's current yield for the seven-day period ended September 30, 1995 was 5.30%, and net assets totalled approximately $4.6 billion. The Fund maintained a weighted average maturity of 44 days as of September 30, 1995.

Going forward, the Fund expects to maintain a neutral weighted average maturity as short-term rates find stability. The Federal Reserve Board appears to have engineered a soft landing and it seems as though the next short-term interest rate move will be another decrease in the Federal Funds rate. However, if inflation becomes problematic, further increases in short-term interest rates could be possible. Investment decisions in the Fund will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

We regret to inform you that one of the Directors of your Fund recently passed away. Thomas F. Murray had been a director or trustee of Mitchell Hutchins advised funds since 1986, serving for much of that time as chairman of various boards' audit committees. His insight and guidance will be missed.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,



/s/ Dennis L. McCauley                      /s/ Susan P. Messina

DENNIS L. MCCAULEY                         SUSAN P. MESSINA
Managing Director and Chief Investment     Senior Vice President,
  Officer--Fixed Income,                   Taxable Money Funds
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------

Statement of Net Assets

September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--3.09%
$  25,000   Federal Farm Credit Bank...........        09/03/96              5.875     %    $   24,976,963
   33,000   Federal Home Loan Mortgage Corp....  05/13/96 to 08/15/96    5.645 to 6.210         32,962,501
   25,000   Federal National Mortgage
            Association........................        06/12/96               5.50              24,964,332
   20,000   Federal National Mortgage
            Association*.......................        10/03/95               5.47              20,000,000
   40,000   Student Loan Marketing
            Association*.......................  10/03/95 to 07/01/96    5.480 to 6.080         39,994,260
                                                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                                                               142,898,056
 (cost--$142,898,056)..........................
                                                                                            --------------
DOMESTIC BANK NOTES--3.73%
   27,000   Bank One (Milwaukee), N.A..........  02/09/96 to 03/07/96    6.820 to 7.250         27,014,189
   25,000   Comerica Bank Detroit*.............        10/03/95              5.400              24,995,720
   10,200   Fifth Third Bank...................        10/18/95              6.250              10,200,000
   30,000   LaSalle National Bank, N.A. .......  01/11/96 to 01/18/96    5.700 to 7.560         30,000,000
   20,000   NationsBank of Texas...............        11/20/95              6.000              20,000,000
   20,000   NBD Bank N.A. .....................        05/17/96              6.130              20,014,626
   15,000   PNC Bank, N.A......................        05/24/96              6.040              15,044,975
   25,000   PNC Bank, N.A......................        11/13/95              6.350              25,001,312
                                                                                            --------------
                                                                                               172,270,822
TOTAL DOMESTIC BANK NOTES
(cost--$172,270,822)...........................
                                                                                            --------------
DOMESTIC CERTIFICATES OF DEPOSIT--0.97%
   20,000   Harris Trust & Savings Bank........        11/15/95              5.700              20,000,000
   10,000   Republic National Bank of New
            York...............................        02/12/96              6.540               9,995,752
   15,000   Wachovia Bank & Trust Co...........        10/27/95              5.750              15,000,000
                                                                                            --------------
                                                                                                44,995,752
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
(cost--$44,995,752)............................
                                                                                            --------------
COMMERCIAL PAPER @--88.57%
Aerospace--0.65%
   30,000   Rockwell International Corp. ......        10/10/95              5.730              29,957,025
                                                                                            --------------
Asset Backed--7.16%
  107,000   Asset Securitization Cooperative
            Corp. .............................  11/02/95 to 11/10/95    5.700 to 5.750        106,387,276
   45,073   Delaware Funding Corp..............  10/26/95 to 10/27/95    5.720 to 5.750         44,888,544
   97,422   Eiger Capital Corp.................  10/12/95 to 11/15/95    5.680 to 5.750         97,014,880
   40,000   New Center Asset Trust.............        10/02/95              6.550              39,992,722
   42,975   Preferred Receivables Funding
            Corp. .............................  10/05/95 to 10/25/95    5.730 to 5.750         42,856,928
                                                                                            --------------
                                                                                               331,140,350
                                                                                            --------------
Auto-Truck--2.62%
   84,800   Daimler-Benz North America
            Corp. .............................  10/06/95 to 10/16/95    5.690 to 5.730         84,665,110
    9,700   PACCAR Financial Corp. ............        10/25/95              5.740               9,662,881
   27,000   Toyota Motor Credit Corp. .........  10/02/95 to 10/03/95    5.680 to 5.730         26,992,529
                                                                                            --------------
                                                                                               121,320,520
                                                                                            --------------

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
COMMERCIAL PAPER @--(continued)
Banking--7.81%
$  50,000   Abbey National North America ......  11/07/95 to 11/09/95    5.650 to 5.670%    $   49,701,292
   37,000   B.B.V. Finance (Delaware) Inc......        12/15/95              5.630              36,566,021
   60,000   BEX America Finance Inc. ..........  11/13/95 to 12/06/95    5.670 to 5.690         59,538,440
   70,000   Canadian Imperial Holdings Inc. ...  10/25/95 to 11/21/95    5.665 to 5.720         69,564,583
   25,000   Credito Italiano (Delaware)
            Inc. ..............................        10/20/95              5.750              24,924,132
   75,000   CREGEM North America Inc. .........  10/30/95 to 12/11/95    5.650 to 5.680         74,355,431
   25,000   Morgan (J.P.) & Co. Inc. ..........        10/31/95              5.720              24,880,833
   21,650   MPS U.S. Commercial Paper Corp.....        12/05/95              5.700              21,427,185
                                                                                            --------------
                                                                                               360,957,917
                                                                                            --------------
Broker/Dealer--5.17%
   20,000   Bear Stearns & Co., Inc. ..........        10/06/95              5.630              19,984,361
   50,000   Goldman Sachs Group L.P. ..........  10/24/95 to 11/22/95    5.700 to 5.720         49,725,700
   40,000   Merrill Lynch & Co., Inc. .........  10/17/95 to 10/19/95    5.730 to 6.080         39,889,469
  130,000   Morgan Stanley Group, Inc. ........  10/02/95 to 01/22/96    5.650 to 5.840        129,407,400
                                                                                            --------------
                                                                                               239,006,930
                                                                                            --------------
Business Services--0.22%
   10,000   Block Financial Corp. .............        10/18/95              5.725               9,972,965
                                                                                            --------------
Chemicals--2.85%
  133,000   Dupont (E.I.) deNemours & Co. .....  10/04/95 to 08/06/96    5.500 to 6.090        131,538,353
                                                                                            --------------
Conglomerates--2.50%
  116,355   BTR Dunlop Finance Inc. ...........  10/16/95 to 12/14/95    5.600 to 5.730        115,373,132
                                                                                            --------------
Consumer Products--1.25%
   17,568   Clorox Co..........................        12/15/95              5.630              17,361,942
   40,545   Procter & Gamble Co. ..............  10/02/95 to 12/20/95    5.610 to 5.650         40,214,337
                                                                                            --------------
                                                                                                57,576,279
                                                                                            --------------
Drugs and Health Care--3.94%
   20,000   Bayer Corp.........................        10/12/95              5.610              19,965,717
   74,500   Lilly (Eli) & Co. .................  10/20/95 to 01/16/96    5.660 to 6.080         73,957,514
   88,664   Pfizer Inc. .......................  10/13/95 to 10/27/95    5.700 to 5.730         88,359,655
                                                                                            --------------
                                                                                               182,282,886
                                                                                            --------------
Electronics--7.88%
   14,650   Emerson Electric Co. ..............        10/26/95              5.700              14,592,010
   21,000   Hewlett-Packard Co. ...............        10/17/95              5.650              20,947,267
   64,296   Motorola Credit Corp. .............  10/17/95 to 10/26/95    5.690 to 5.710         64,059,035
   40,000   Motorola Inc. .....................        10/24/95              5.700              39,854,333
   41,600   Panasonic Finance Inc..............  11/13/95 to 11/14/95    5.670 to 5.720         41,314,985
  129,000   Siemens Corporation................  10/04/95 to 12/01/95    5.650 to 5.720        128,564,638
   55,338   Vermont American Corporation.......  10/20/95 to 11/02/95    5.690 to 5.710         55,112,678
                                                                                            --------------
                                                                                               364,444,946
                                                                                            --------------
Energy--5.73%
  110,000   Chevron Oil Finance Co. ...........  10/12/95 to 10/26/95    5.700 to 5.740        109,674,572
   25,000   Exxon Asset Management Corp. ......        12/12/95              5.600              24,720,000
  115,977   Exxon Imperial U.S. Inc. ..........  10/16/95 to 11/21/95    5.650 to 5.720        115,406,490
   15,000   Koch Industries Inc. ..............        10/10/95              5.720              14,978,550
                                                                                            --------------
                                                                                               264,779,612
                                                                                            --------------

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
COMMERCIAL PAPER @--(continued)
Finance-Conduit--2.90%
$  89,581   MetLife Funding Corp. .............  10/04/95 to 11/14/95    5.680 to 5.720%    $   89,234,759
   45,000   UBS Finance (Delaware) Inc. .......        10/02/95              6.500              44,991,875
                                                                                            --------------
                                                                                               134,226,634
                                                                                            --------------
Finance-Consumer--0.73%
   34,000   American General Finance Corp......  10/05/95 to 10/12/95        5.740              33,951,529
                                                                                            --------------

Finance-Credit Union--0.54%
   25,000   U.S. Central Credit Union..........        10/05/95              5.720              24,984,111
                                                                                            --------------

Finance-Diversified--4.42%
  135,000   Associates Corp. of North
            America............................  10/04/95 to 11/20/95    5.620 to 5.750        134,564,898
   40,000   Barclays U.S. Funding Corp. .......  10/30/95 to 11/01/95        5.740              39,810,261
   30,000   Sanwa Business Credit Corp. .......  10/03/95 to 10/18/95    5.760 to 5.800         29,966,356
                                                                                            --------------
                                                                                               204,341,515
                                                                                            --------------

Finance-Independent--2.69%
  125,050   National Rural Utility Coop.
            Finance ...........................  10/13/95 to 11/10/95    5.650 to 5.720        124,556,714
                                                                                            --------------
Finance-Subsidiary--0.87%
   40,000   Dresdner U.S. Finance, Inc. .......        10/03/95              5.750              39,987,222
                                                                                            --------------

Food and Beverage--4.77%
   20,000   Allied Domecq North America
            Corp...............................        10/26/95              5.850              19,918,750
  111,000   Campbell Soup Co...................  10/06/95 to 01/12/96    5.600 to 6.090        109,862,725
   23,970   Coca-Cola Co.......................  10/06/95 to 10/13/95        5.700              23,939,940
   22,500   Heinz (H.J.) Co. ..................        10/11/95              5.740              22,464,125
   20,000   Philip Morris Companies, Inc. .....        11/03/95              5.700              19,895,500
   24,900   U.S. Borax Inc.....................        12/15/95              5.650              24,606,906
                                                                                            --------------
                                                                                               220,687,946
                                                                                            --------------

General Trade--2.30%
  107,000   Mitsubishi International Corp. ....  10/16/95 to 12/20/95    5.630 to 5.750        106,100,569
                                                                                            --------------
Insurance--2.66%
   65,000   American General Corp. ............  10/06/95 to 10/24/95    5.700 to 5.730         64,864,133
   40,000   Prudential Funding Corp............  10/05/95 to 10/13/95    5.730 to 5.740         39,942,617
   18,000   USAA Capital Corp. ................        10/27/95              5.720              17,925,640
                                                                                            --------------
                                                                                               122,732,390
                                                                                            --------------
Insurance--Property/Casualty--2.61%
   73,800   A.I. Credit Corp. .................  10/02/95 to 10/16/95    5.700 to 5.750         73,691,899
   47,000   A.I.G. Funding Corp. ..............  10/06/95 to 10/23/95    5.700 to 5.740         46,900,275
                                                                                            --------------
                                                                                               120,592,174
                                                                                            --------------
Metals & Mining--1.29%
   60,000   RTZ America Inc....................  10/19/95 to 12/15/95    5.620 to 5.630         59,502,047
                                                                                            --------------
Miscellaneous--0.54%
   25,000   Beta Finance Inc...................        10/16/95              5.730              24,940,313
                                                                                            --------------

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
COMMERCIAL PAPER @--(concluded)
Oil Equipment and Services--0.97%
$  45,000   Colonial Pipeline Co...............  11/16/95 to 11/20/95        5.670     %    $   44,664,525
                                                                                            --------------
Paper and Paper Products--0.78%
   36,000   Kimberly Clark Corp. ..............        10/23/95              5.700              35,874,600
                                                                                            --------------
Printing and Publishing--1.51%
   15,000   McGraw-Hill, Inc. .................        10/10/95              5.690              14,978,663
   55,000   Reed Elsevier Inc..................  10/02/95 to 10/25/95    5.700 to 5.720         54,911,994
                                                                                            --------------
                                                                                                69,890,657
                                                                                            --------------
Retail Merchandising--5.30%
   40,000   J.C. Penney Funding Corp. .........  11/03/95 to 11/07/95    5.700 to 5.710         39,778,128
  134,500   Toys "R" Us, Inc. .................  10/03/95 to 10/27/95    5.690 to 5.710        134,279,870
   71,000   Wal-Mart Stores Inc. ..............  10/19/95 to 10/30/95        5.700              70,768,517
                                                                                            --------------
                                                                                               244,826,515
                                                                                            --------------
Telecommunications--1.42%
   31,000   BellSouth Capital Funding Corp. ...  11/01/95 to 12/01/95    5.650 to 5.690         30,753,654
   35,000   BellSouth Telecommunications
            Inc................................        10/18/95              5.700              34,905,792
                                                                                            --------------
                                                                                                65,659,446
                                                                                            --------------
Transportation--0.93%
   43,300   Norfolk Southern Corp. ............  11/16/95 to 12/15/95    5.630 to 5.680         42,894,969
                                                                                            --------------
Utilities-Electric--0.65%
   30,000   Duke Power Co......................        10/12/95              5.700              29,947,750
                                                                                            --------------
Utilities-Telephone--2.93%
   25,000   American Telephone & Telegraph.....        11/17/95              5.650              24,815,590
   26,688   Southern New England Telephone
            Co. ...............................        10/11/95              5.760              26,645,299
   45,000   Southwestern Bell Telephone Co. ...        10/05/95              5.700              44,971,500
   39,000   U.S. West Communications Inc.......        10/20/95              5.700              38,882,675
                                                                                            --------------
                                                                                               135,315,064
                                                                                            --------------
                                                                                             4,094,027,605
TOTAL COMMERCIAL PAPER
(cost--$4,094,027,605).........................
                                                                                            --------------
SHORT-TERM CORPORATE OBLIGATIONS--3.18%
Broker/Dealer--2.43%
   20,000   Goldman Sachs Group L.P.* .........        10/03/95              5.770              19,993,080
   10,000   Morgan (J.P.) & Co. Inc............        05/13/96              6.200               9,999,693
   72,000   Merrill Lynch & Co., Inc...........  10/03/95 to 08/02/96    5.610 to 6.491         71,999,066
   10,000   Merrill Lynch & Co., Inc.*.........        10/02/95               6.20               9,999,693
                                                                                            --------------
                                                                                               111,991,532
                                                                                            --------------
Miscellaneous--0.75%
   35,000   Beta Finance, Inc.* ...............  10/03/95 to 08/19/96    5.450 to 5.870         34,997,901
                                                                                            --------------
TOTAL SHORT-TERM CORPORATE OBLIGATIONS
 (cost--$146,989,433)..........................                                                146,989,433
                                                                                            --------------

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal
 Amount                                                Maturity             Interest
  (000)                                                  Dates               Rates              Value
---------                                        ---------------------   --------------     --------------
REPURCHASE AGREEMENTS--0.37%
$  12,000   Repurchase Agreement dated 09/29/95
             with Citicorp Securities Inc.,
             collateralized by $9,770,000 U.S.
             Treasury Notes, 8.750% due
            05/15/17; proceeds: $12,006,400....        10/02/95              6.400     %    $   12,000,000
    4,900   Repurchase Agreement dated 09/29/95
             with J.P. Morgan Securities, Inc.,
             collateralized by $4,965,000 U.S.
             Treasury Notes, 5.875% due
            07/31/97; proceeds: $4,902,450.....        10/02/95              6.000               4,900,000
                                                                                            --------------
                                                                                                16,900,000
TOTAL REPURCHASE AGREEMENTS
 (cost--$16,900,000)...........................
                                                                                            --------------
                                                                                             4,618,081,668
TOTAL INVESTMENTS--(cost--$4,618,081,668 which
approximates cost for federal tax
purposes)--99.91%..............................
                                                                                                 4,351,304
Other assets in excess of liabilities--0.09%...
                                                                                            --------------
                                                                                            $4,622,432,972
NET ASSETS (applicable to 4,624,176,889 shares
outstanding at $1.00 per share)--100.00%.......
                                                                                            --------------
                                                                                            --------------

------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date.

@ Interest rates reflect yield to maturity for discounted securities.

                       Weighted average maturity--44 days

                See accompanying notes to financial statements.

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME..............................................................   $123,300,566
                                                                                ------------
EXPENSES:
  Investment advisory and administration.....................................      7,814,960
  Transfer agency and service fees...........................................      3,604,765
  Reports and notices to shareholders........................................        225,654
  Custody and accounting.....................................................        165,036
  Insurance..................................................................        161,653
  Legal and audit............................................................         72,874
  Federal and state registration.............................................         51,262
  Directors' fees............................................................         26,250
  Other expenses.............................................................          9,789
                                                                                ------------
                                                                                  12,132,243
                                                                                ------------
NET INVESTMENT INCOME........................................................    111,168,323
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS..............................        173,414
                                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $111,341,737
                                                                                ------------
                                                                                ------------

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                               SEPTEMBER 30,      FOR THE YEAR
                                                                    1995             ENDED
                                                                (UNAUDITED)      MARCH 31, 1995
                                                               --------------    --------------
FROM OPERATIONS:
  Net investment income.....................................   $  111,168,323    $  154,325,918
  Net realized gains (losses) from investment
transactions................................................          173,414        (1,511,404)
                                                               --------------    --------------
  Net increase in net assets resulting from operations......      111,341,737       152,814,514
                                                               --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (111,168,323)     (154,325,918)
                                                               --------------    --------------
NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
TRANSACTIONS................................................      921,581,239       265,911,471
                                                               --------------    --------------
  Net increase in net assets................................      921,754,653       264,400,067
NET ASSETS:
  Beginning of period.......................................    3,700,678,319     3,436,278,252
                                                               --------------    --------------
  End of period.............................................   $4,622,432,972    $3,700,678,319
                                                               --------------    --------------
                                                               --------------    --------------

                See accompanying notes to financial statements.

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

    Valuation and Accounting for Investments--Investment securities are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Federal Tax Status--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax. At March 31, 1995, the Fund had net capital loss carryforwards of $1,746,060 available as reductions, to the extent provided in the regulations, of any future net realized gains; these carryforwards will expire between March 31, 2000 and March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

    Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification. Net capital gains, if any, will be distributed at least annually, but the Fund may make

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid on a monthly basis equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At September 30, 1995, the Fund owed PaineWebber $2,824,182 in investment advisory and administration fees.

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") serves as sub-adviser to the Fund pursuant to Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. Mitchell Hutchins is an affiliate of PaineWebber. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

In compliance with applicable state securities laws, PaineWebber will reimburse the Fund for those operating expenses, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, which exceed applicable limitations in any fiscal year. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended September 30, 1995, no reimbursements were required pursuant to the above limitation.

TRANSFER AGENCY SERVICE FEES

    The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds's transfer agent. For these services for the six months ended September 30, 1995, PaineWebber earned $1,360,140. At September 30, 1995, the Fund owed PaineWebber $226,690 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

    At September 30, 1995, dividends payable aggregated $3,351,015.

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

    There are 20 billion shares of $0.001 par value common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                  FOR THE              FOR THE
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                             SEPTEMBER 30, 1995    MARCH 31, 1995
                                                             ------------------    ---------------
Shares sold...............................................      7,944,704,563      11,629,927,695
Shares repurchased........................................     (7,129,678,607)     (11,514,158,936)
Dividends reinvested in additional Fund shares............        106,555,283         150,142,712
                                                             ------------------    ---------------
Net increase in shares outstanding........................        921,581,239         265,911,471
                                                             ------------------    ---------------
                                                             ------------------    ---------------

PaineWebber Cashfund, Inc.
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of common stock outstanding throughout each period is presented below:

                             For the
                            Six Months
                              Ended
                          September 30,                      For the Years Ended March 31,
                               1995          --------------------------------------------------------------
                           (unaudited)          1995         1994         1993         1992         1991
                        ------------------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of
 period...............      $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ----------       ----------   ----------   ----------   ----------   ----------
Net investment
income................          0.0269           0.0433       0.0272       0.0317       0.0509       0.0743
Dividends from net
investment income.....         (0.0269)         (0.0433)     (0.0272)     (0.0317)     (0.0509)     (0.0743)
                            ----------       ----------   ----------   ----------   ----------   ----------
Net asset value,
 end of period........      $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ----------       ----------   ----------   ----------   ----------   ----------
                            ----------       ----------   ----------   ----------   ----------   ----------
Total investment
return(1).............            2.73%            4.44%        2.75%        3.17%        5.09%        7.43%
                            ----------       ----------   ----------   ----------   ----------   ----------
                            ----------       ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental
 Data:
 Net assets, end of
period (000's)........      $4,622,433       $3,700,678   $3,436,278   $3,774,298   $4,234,968   $5,122,338
 Ratios of expenses to
average net assets....            0.59%*           0.62%        0.61%        0.57%        0.56%        0.53%
 Ratios of net
   investment income to
   average net assets.            5.41%*           4.35%        2.73%        3.17%        5.09%        7.43%

-------------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable date and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized.

PAINEWEBBER MUTUAL FUNDS                   ----------------------------

PAINEWEBBER OFFERS A FAMILY OF 22          DIRECTORS
MUTUAL FUNDS WHICH ENCOMPASS A             E. Garrett Bewkes, Jr., Chairman
DIVERSIFIED RANGE OF INVESTMENT            Meyer Feldberg
GOALS. INVESTORS MAY EXCHANGE THEIR FUND   George W. Gowen
SHARES WITH OTHER FUNDS WITHIN THE FAMILY. Joseph J. Grano, Jr.
                                           Frederic V. Malek
INCOME FUNDS                               Frank P.L. Minard
                                           Judith Davidson Moyers
 . PW GLOBAL INCOME FUND
                                           ----------------------------
 . PW HIGH INCOME FUND                      PRINCIPAL OFFICERS
                                           Margo N. Alexander
 . PW INVESTMENT GRADE INCOME FUND          President
                                           Victoria E. Schonfeld
 . PW LOW DURATION U.S. GOVERNMENT INCOME   Vice President
  FUND                                     Dianne E. O'Donnell
                                           Vice President and Secretary
 . PW STRATEGIC INCOME FUND                 Julian F. Sluyters
                                           Vice President and Treasurer
 . PW U.S. GOVERNMENT INCOME FUND
                                           ----------------------------
TAX-FREE INCOME FUNDS                      ADMINISTRATOR AND
                                           DISTRIBUTOR
 . PW CALIFORNIA TAX-FREE INCOME FUND       PaineWebber Incorporated
                                           1285 Avenue of the Americas
 . PW MUNICIPAL HIGH INCOME FUND            New York, New York 10019

 . PW NATIONAL TAX-FREE INCOME FUND         ----------------------------
                                           INVESTMENT ADVISERS
 . PW NEW YORK TAX-FREE INCOME FUND
                                           PaineWebber Incorporated
                                           1285 Avenue of the Americas
GROWTH FUNDS                               New York, New York 10019

 . PW CAPITAL APPRECIATION FUND             Mitchell Hutchins Asset Management
                                           Inc.
                                           1285 Avenue of the Americas
 . PW EMERGING MARKETS EQUITY FUND          New York, New York 10019

 . PW GLOBAL EQUITY FUND                    ----------------------------
                                           This report is not to be
 . PW GROWTH FUND                           used in connection with the
                                           offering of shares of the
 . PW REGIONAL FINANCIAL GROWTH FUND        Fund unless accompanied or
                                           preceded by an effective
 . PW SMALL CAP GROWTH FUND                 prospectus.

 . PW SMALL CAP VALUE FUND                  Logo Recycled Paper

                                           (C)1995 PaineWebber Incorporated
GROWTH AND INCOME FUNDS

 . PW BALANCED FUND


 . PW GROWTH AND INCOME FUND

 . PW TACTICAL ALLOCATION FUND

 . PW UTILITY INCOME FUND

       --------------------

THE FINANCIAL INFORMATION INCLUDED HEREIN IS
TAKEN FROM THE RECORDS OF THE FUND WITHOUT
EXAMINATION BY INDEPENDENT ACCOUNTANTS WHO DO
NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE
INFORMATION FOR ANY OF THE ABOVE FUNDS,
INCLUDING CHARGES AND EXPENSES, CAN BE
OBTAINED FROM A PAINEWEBBER INVESTMENT
EXECUTIVE OR CORRESPONDENT FIRM. READ
THE PROSPECTUS CAREFULLY BEFORE INVESTING.